Property and Equipment (Details Textual) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Property and Equipment (Textual)
Depreciation expense	$ 68	$ 167		$ 216	$ 509	$ 672	$ 119
Zest Labs Freshness Hardware [Member]
Property and Equipment (Textual)
Inventory reclassified to property and equipment			$ 2,477				$ 2,477
Maximum [Member]
Property and Equipment (Textual)
Estimated useful lives			7 years
Minimum [Member]
Property and Equipment (Textual)
Estimated useful lives			3 years
Property and equipment [Member]
Property and Equipment (Textual)
Asset impairment						$ 1,139